Shareholder Report, Holdings (Details) - U.S. Treasury Securities	May 31, 2024
C000225819
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000190630
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000005564
Holdings [Line Items]
Percent of Net Asset Value	97.30%